Condensed Consolidated Guarantor Data-Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Predecessor [Member]
Guarantor Obligations [Line Items]
Net cash provided by (used in) operating activities			$ 50,111
Cash flows from investing activities:
Collection on notes and loans receivable			33
Restricted cash			(7,076)
Cash paid for business acquisition			0
Insurance proceeds St Jo flood			0
Proceeds from sale of property and equipment			40
Property and equipment additions			(21,153)
Net cash used in investing activities			(28,156)
Cash flows from financing activities:
Reorganization items			(38,258)
Payments on long-term debt			0
Proceeds from long-term debt			0
Loan origination fees			0
Net cash provided by (used in) financing activities			(38,258)
Net increase in cash and cash equivalents			(16,303)
Beginning of year			76,084
End of year			59,781
Predecessor [Member] | Affinity Gaming, LLC [Member]
Guarantor Obligations [Line Items]
Net cash provided by (used in) operating activities			(22,846)
Cash flows from investing activities:
Collection on notes and loans receivable			33
Restricted cash			(7,421)
Proceeds from sale of property and equipment			0
Property and equipment additions			0
Net cash used in investing activities			(7,388)
Cash flows from financing activities:
Reorganization items			(38,258)
Net cash provided by (used in) financing activities			18,760
Net increase in cash and cash equivalents			(11,474)
Beginning of year			32,419
End of year			20,945
Predecessor [Member] | Guarantor Subsidiaries [Member]
Guarantor Obligations [Line Items]
Net cash provided by (used in) operating activities			72,957
Cash flows from investing activities:
Collection on notes and loans receivable			0
Restricted cash			345
Proceeds from sale of property and equipment			40
Property and equipment additions			(21,153)
Net cash used in investing activities			(20,768)
Cash flows from financing activities:
Reorganization items			0
Net cash provided by (used in) financing activities			(57,018)
Net increase in cash and cash equivalents			(4,829)
Beginning of year			43,665
End of year			38,836
Predecessor [Member] | Non-Guarantor Subsidiaries [Member]
Guarantor Obligations [Line Items]
Net cash provided by (used in) operating activities			0
Cash flows from investing activities:
Collection on notes and loans receivable			0
Restricted cash			0
Proceeds from sale of property and equipment			0
Property and equipment additions			0
Net cash used in investing activities			0
Cash flows from financing activities:
Reorganization items			0
Net cash provided by (used in) financing activities			0
Net increase in cash and cash equivalents			0
Beginning of year			0
End of year			0
Predecessor [Member] | Consolidating/Eliminating Member]
Guarantor Obligations [Line Items]
Net cash provided by (used in) operating activities			0
Cash flows from investing activities:
Collection on notes and loans receivable			0
Restricted cash			0
Proceeds from sale of property and equipment			0
Property and equipment additions			0
Net cash used in investing activities			0
Cash flows from financing activities:
Reorganization items			0
Net cash provided by (used in) financing activities			0
Net increase in cash and cash equivalents			0
Beginning of year			0
End of year			0
Successor [Member]
Guarantor Obligations [Line Items]
Net cash provided by (used in) operating activities	62,390	20,547
Cash flows from investing activities:
Collection on notes and loans receivable	0	0
Restricted cash	8,629	(1,500)
Cash paid for business acquisition	(4,305)	0
Insurance proceeds St Jo flood	3,045	0
Proceeds from sale of property and equipment	66	1,078
Property and equipment additions	(26,425)	(30,728)
Net cash used in investing activities	(18,990)	(31,150)
Cash flows from financing activities:
Proceeds from intercompany interest	0	0	0
Reorganization items	0	0
Payments on long-term debt	(349,900)	(1,600)
Proceeds from long-term debt	398,000	0
Loan origination fees	(10,583)	(1,622)
Net cash provided by (used in) financing activities	37,517	(3,222)
Net increase in cash and cash equivalents	80,917	(13,825)
Beginning of year	45,956	59,781
End of year	126,873	45,956	59,781
Successor [Member] | Affinity Gaming, LLC [Member]
Guarantor Obligations [Line Items]
Net cash provided by (used in) operating activities	(22,686)	(22,745)
Cash flows from investing activities:
Restricted cash	8,636	(1,500)
Cash paid for business acquisition	(4,305)
Insurance proceeds St Jo flood	0
Proceeds from sale of property and equipment	0	925
Property and equipment additions	(2,723)	(1,502)
Net cash used in investing activities	1,608	(2,077)
Cash flows from financing activities:
Proceeds from intercompany interest	67,559	12,164	57,018
Payments on long-term debt	(349,900)	(1,600)
Proceeds from long-term debt	398,000
Loan origination fees	(10,583)	(1,622)
Net cash provided by (used in) financing activities	105,076	8,942
Net increase in cash and cash equivalents	83,998	(15,880)
Beginning of year	5,065	20,945
End of year	89,063	5,065	20,945
Successor [Member] | Affinity Gaming Finance Corp. [Member]
Guarantor Obligations [Line Items]
Net cash provided by (used in) operating activities	0
Cash flows from investing activities:
Restricted cash	0
Cash paid for business acquisition	0
Insurance proceeds St Jo flood	0
Proceeds from sale of property and equipment	0
Property and equipment additions	0
Net cash used in investing activities	0
Cash flows from financing activities:
Proceeds from intercompany interest	0
Payments on long-term debt	0
Proceeds from long-term debt	0
Loan origination fees	0
Net cash provided by (used in) financing activities	0
Net increase in cash and cash equivalents	0
Beginning of year	0
End of year	0
Successor [Member] | Guarantor Subsidiaries [Member]
Guarantor Obligations [Line Items]
Net cash provided by (used in) operating activities	61,184	43,292
Cash flows from investing activities:
Restricted cash	(7)	0
Cash paid for business acquisition	0
Insurance proceeds St Jo flood	3,045
Proceeds from sale of property and equipment	66	153
Property and equipment additions	(23,702)	(29,226)
Net cash used in investing activities	(20,598)	(29,073)
Cash flows from financing activities:
Proceeds from intercompany interest	(43,667)	(12,164)	(57,018)
Payments on long-term debt	0	0
Proceeds from long-term debt	0
Loan origination fees	0	0
Net cash provided by (used in) financing activities	(43,667)	(12,164)
Net increase in cash and cash equivalents	(3,081)	2,055
Beginning of year	40,891	38,836
End of year	37,810	40,891	38,836
Successor [Member] | Non-Guarantor Subsidiaries [Member]
Guarantor Obligations [Line Items]
Net cash provided by (used in) operating activities	23,892	0
Cash flows from investing activities:
Restricted cash	0	0
Cash paid for business acquisition	0
Insurance proceeds St Jo flood	0
Proceeds from sale of property and equipment	0	0
Property and equipment additions	0	0
Net cash used in investing activities	0	0
Cash flows from financing activities:
Proceeds from intercompany interest	(23,892)	0	0
Payments on long-term debt	0	0
Proceeds from long-term debt	0
Loan origination fees	0	0
Net cash provided by (used in) financing activities	(23,892)	0
Net increase in cash and cash equivalents	0	0
Beginning of year	0	0
End of year	0	0	0
Successor [Member] | Consolidating/Eliminating Member]
Guarantor Obligations [Line Items]
Net cash provided by (used in) operating activities	0	0
Cash flows from investing activities:
Restricted cash	0	0
Cash paid for business acquisition	0
Insurance proceeds St Jo flood	0
Proceeds from sale of property and equipment	0	0
Property and equipment additions	0	0
Net cash used in investing activities	0	0
Cash flows from financing activities:
Proceeds from intercompany interest	0	0	0
Payments on long-term debt	0	0
Proceeds from long-term debt	0
Loan origination fees	0	0
Net cash provided by (used in) financing activities	0	0
Net increase in cash and cash equivalents	0	0
Beginning of year	0	0
End of year	$ 0	$ 0	$ 0